Income Taxes (Pre-Tax Earnings) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pre Tax Earnings [Line Items]
Total Pre-Tax (Loss) Earnings	$ (10,146,228)	$ 382,838